Income Before Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Domestic			$ 171,382	$ 223,626	$ 209,268
Foreign			45,206	25,480	(74,854)
Income (loss) before taxes	$ (102,599)	$ (92,473)	$ 216,588	$ 249,106	$ 134,414